RETIREMENT BENEFIT OBLIGATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Recognised liability at beginning of the year	$ 1,922	$ 2,180
Recognised in profit or loss in the current year	183	55
Interest on obligation	183	206
Other	0	(151)
Actuarial gains	(70)	(8)
Translation	34	(305)
Employer payments	(147)	0
Present value of unfunded obligation recognised as a liability at end of year	$ 1,922	$ 1,922
The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation rate (p.a.)	7.60%	8.20%
Discount rate (p.a.)	10.00%	9.90%
Continuation at retirement	75.00%	75.00%